AXS Short China Internet ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,665,317
TOTAL NET ASSETS — 100.0%	$1,665,317

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Kraneshares CSI China Internet ETF	Pay	0.57% (OBRF01* - Spread)	At Maturity	May 3, 2023	$(1,484,229)	$-	$(206,285)
TOTAL EQUITY SWAP CONTRACTS								$(206,285)

*	OBFR01 - Overnight Bank Funding Rate, 1.57% as of June 30, 2022.